Risk Management - Disclosure of maturity analysis of off-balance sheet commitments given (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of contingent liabilities [line items]
Contingent liabilities and financial guarantees	£ 26,829	£ 25,800
Documentary credits and other short-term trade related transactions	2,352	1,748
Standby facilities, credit lines and other commitments	335,583	333,229
Total off-balance sheet commitments given	364,764	360,777
Not more than one month
Disclosure of contingent liabilities [line items]
Contingent liabilities and financial guarantees	26,706	25,713
Documentary credits and other short-term trade related transactions	2,348	1,742
Standby facilities, credit lines and other commitments	335,528	333,192
Total off-balance sheet commitments given	364,582	360,647
Over one month but not more than three months
Disclosure of contingent liabilities [line items]
Contingent liabilities and financial guarantees	119	71
Documentary credits and other short-term trade related transactions	3	1
Standby facilities, credit lines and other commitments	0	0
Total off-balance sheet commitments given	122	72
Over three months but not more than six months
Disclosure of contingent liabilities [line items]
Contingent liabilities and financial guarantees	2	14
Documentary credits and other short-term trade related transactions	1	5
Standby facilities, credit lines and other commitments	0	0
Total off-balance sheet commitments given	3	19
Over six months but not more than one year
Disclosure of contingent liabilities [line items]
Contingent liabilities and financial guarantees	1	1
Documentary credits and other short-term trade related transactions	0	0
Standby facilities, credit lines and other commitments	0	0
Total off-balance sheet commitments given	1	1
Over one year but not more than three years
Disclosure of contingent liabilities [line items]
Contingent liabilities and financial guarantees	1	1
Documentary credits and other short-term trade related transactions	0	0
Standby facilities, credit lines and other commitments	55	37
Total off-balance sheet commitments given	56	38
Over three years but not more than five years
Disclosure of contingent liabilities [line items]
Contingent liabilities and financial guarantees	0	0
Documentary credits and other short-term trade related transactions	0	0
Standby facilities, credit lines and other commitments	0	0
Total off-balance sheet commitments given	0	0
Over five years
Disclosure of contingent liabilities [line items]
Contingent liabilities and financial guarantees	0	0
Documentary credits and other short-term trade related transactions	0	0
Standby facilities, credit lines and other commitments	0	0
Total off-balance sheet commitments given	£ 0	£ 0